LEASE LIABILITIES AND RIGHT OF USE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Leases, Capital [Abstract]
LEASE LIABILITIES AND RIGHT OF USE ASSETS
NOTE 6 — LEASE LIABILITIES AND RIGHT OF USE ASSETS

Finance Leases
	March 31,	December 31,
	2019	2018
Finance equipment lease dated April 5, 2018	$11,743	$13,056
Finance equipment lease dated May 8, 2018	13,064	14,525
Finance equipment lease dated June 27, 2018	19,674	21,701
Finance equipment lease dated September 18, 2018	14,029	15,368
Finance equipment lease dated September 28, 2018	15,312	16,672
Finance equipment lease dated February 20, 2019	18,747	-
Total finance lease liabilities	92,569	81,322
Less current portion	(37,404)	(30,172)
Long term portion	$55,165	$51,150

During the quarter ended March 31, 2019, the Company entered into a finance lease for computer equipment for a three-year term. The Company recognized this arrangement as a finance lease based on the determination that the lease exceeded 75% of the economic life of the underlying assets. The Company initially recorded the equipment and the finance lease liability at the estimated present value of the minimum lease payments of $19,754.

During the year ended December 31, 2018, the Company entered into five finance leases (formerly capital leases) for computer equipment for a three-year term.  The Company recognized these arrangements as finance leases based on the determination the leases exceeded 75% of the economic life of the underlying assets.  The Company initially recorded the equipment and the finance lease liability at the estimated present value of the minimum lease payments of $95,506.

The leases include base monthly payments in the aggregate of $3,495, due on the contract monthly anniversary of each calendar month.  At the expiration of the lease, the Company is required to return all leased equipment to the lessor with right of repurchase at fair value. The Company has made payments in the amount of $9,884 during the three months ended March 31, 2019. The effective interest rate of the finance leases is estimated at 6% based on the implicit rate in the lease agreements.

The following summarizes the right to use assets under finance leases included in property and equipment:
	March 31,	December 31,
	2019	2018
Classes of property
Computer equipment	$115,260	$95,506
Less: accumulated depreciation	(25,173)	(16,117)
	$90,087	$79,389

The following summarizes total future minimum finance lease payments at March 31, 2019:

Twelve-month period ending March 31,
2020	$41,940
2021	41,940
2022	16,312
Total minimum lease payments	100,192
Amount representing interest	7,623
Present value of minimum lease payments	92,569
Current portion of finance lease obligations	37,404
Finance lease obligations, less current portion	$55,165

Operating Leases

The Company’s principal executive offices are located at 5210 E. Williams Circle, Suite 750, Tucson, Arizona 85711, consisting of approximately 5,151 square feet as of March 31, 2019. The Company’s principal executive office originally consisted of approximately 2,362 square feet and was leased for an aggregate amount of $4,724 per month through September 1, 2016, an aggregate amount of $5,474 per month through September 30, 2017 and an aggregate amount of $
6,224
per month through January 31, 2018. On December 21, 2017, effective February 1, 2018, the Company amended its existing lease to expand its Arizona office to approximately 4,248 square feet and to extend the expiration date to September 30, 2021. Beginning February 1, 2018, the basic rent increased to $9,598 per month. On October 2, 2018, effective December 1, 2018, the Company further amended its existing lease to expand its Arizona office to approximately 5,151 square feet. In accordance with the amended lease, rent increased to $11,810 on January 1, 2019, escalating over time to $12,977 at the end of the lease, which was further extended to October 31, 2022.

The Company also has offices in Atlanta, located at 3901 Roswell Road, Suite 134, leased for an aggregate of $3,937 per month as of December 31, 2017 under a lease expiring on September 30, 2019. On December 29, 2017, effective February 1, 2018, the Company amended its existing lease to expand its Georgia office from approximately 2,739 square feet to approximately 3,831 square feet. Beginning February 1, 2018, the basic rent increased by $1,500 through the remainder of the lease term. In February 2019, the Company entered into a lease for new offices in Marietta, Georgia located at 450 Franklin Gateway, Marietta, Georgia consisting of approximately 9,662 square feet. The new lease will commence, depending on substantial completion of the landlord’s development, no later than June 1, 2019.

Beginning in 2017, we leased office space in New York for
$300 per
month, which was increased to $850 per month in October 2018 and continues on a month to month basis as of March 31, 2019. Beginning November 1, 2015, we subleased an office in Scottsdale, Arizona from a company controlled by our Executive Chairman for
$3,578 per month, which continues on a month to month basis as of March 31, 2019. These two properties were considered short-term leases and therefore were not measured under Topic 842.

The Company has made operating lease payments in the amount of $68,690 during the three months ended March 31, 2019.
Rent expense charged to operations, which differs from rent paid due to rent credits and to increasing amounts of base rent, is calculated by allocating total rental payments on a straight-line basis over the term of the lease.
Operating lease liabilities at March 31, 2019 and January 1, 2019 consist of:

	March 31,	January 1,
	2019	2019
Tucson Arizona office lease	$490,090	$518,309
Atlanta Georgia office lease	33,596	49,959
Total operating lease liabilities	523,686	568,268
Less current portion	(152,352)	(166,252)
Long term portion	$371,334	$402,016

As of January 1, 2019, the Company adopted the provisions of ASC Topic 842 using the modified retrospective method. In adopting ASC Topic 842,
Leases
(Topic 842), the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter is not applicable to the Company. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 month or less. Effective January 1, 2019, the Company initially recognized operating lease liabilities of $568,268 based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases. The discount rate utilized in such present value calculation was
6
% based on an estimate of the Company’s incremental borrowing rate. At such time, the Company also recognized corresponding right-of-use (ROU) assets of $557,212 and eliminated the prior period deferred rent of $11,056.

During the quarter ended March 31, 2019, the Company entered into an operating lease for new office space in Marietta, Georgia, for a five-year term.
The Company will measure and record the right of use asset and the operating lease liability at the lease commencement date expected to be in June 2019.

The following summarizes total future minimum operating lease payments at March 31, 2019:

Twelve-month period ending March 31,
2020	$179,130
2021	148,042
2022	151,988
2023	90,837
Total minimum lease payments	569,997
Less: present value discount	(46,311)
Present value of minimum lease payments	523,686
Current portion of operating lease obligations	152,352
Operating lease obligations, less current portion	$371,334

The following summarizes lease expenses for the three months ended March 31, 2019:

Finance lease expenses:
Depreciation/amortization expense	$13,374
Interest on lease liabilities	1,343
Finance lease expense	14,717
Operating lease expense	52,548
Short-term lease expense	13,283
Total lease expenses	$80,548

NOTE 7 — CAPITAL LEASES

	2018	2017
Capital equipment lease dated April 5, 2018	$13,056	$-
Capital equipment lease dated May 8, 2018	14,525	-
Capital equipment lease dated June 27, 2018	21,701	-
Capital equipment lease dated September 18, 2018	15,368	-
Capital equipment lease dated September 28, 2018	16,672
Total capital leases payable	81,322	-
Less current portion	(30,172)	-
Long term portion	$51,150	$-

During the year ended December 31, 2018, the Company entered into five capital leases for computer equipment for a three-year term.  The Company recognized these arrangements as capital leases based on the determination the leases exceeded 75% of the economic life of the underlying assets.  The Company initially recorded the equipment and the capitalized lease liability at the estimated present value of the minimum lease payments of $95,506.

The leases include base monthly payments in aggregate of $2,894, due on the contract monthly anniversary of each calendar month.  At the expiration of the lease, the Company is required to return all leased equipment to the lessor with right of repurchase at fair value. The Company has made payments in the amount of $14,184 during the year ended December 31, 2018. The effective interest rate of the capitalized lease is estimated at 6.00% based on the implicit rate in the lease agreements.

The following summarizes the assets under capital leases:

	2018	2017
Classes of property
Computer equipment	$95,506	$-
Less: accumulated depreciation	(16,117)	-
	$79,389	$-

The following summarizes total future minimum lease payments at December 31, 2018:

Period ending December 31,
2019	$34,729
2020	34,729
2021	18,985
Total minimum lease payments	88,443
Amount representing interest	7,121
Present value of minimum lease payments	81,322
Current portion of capital lease obligations	30,172
Capital lease obligation, less current portion	$51,150